TAXATION - Reconciliation of tax rate and effective tax rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of the differences between statutory tax rate and effective tax rate
Statutory CIT rate (as a percent)	25.00%	25.00%	25.00%
Non-deductible expenses and non-taxable income incurred
Share-based compensation expenses	(38.00%)	5.00%	22.00%
Change in fair value of equity securities investments and exchangeable senior notes	0.00%	(5.00%)	19.00%
Gain on deconsolidation of a subsidiary	15.00%	0.00%	0.00%
Others	3.00%	1.00%	(4.00%)
Effect of tax holiday	27.00%	(8.00%)	(27.00%)
Difference in tax rates of subsidiaries outside PRC	(37.00%)	(1.00%)	4.00%
Change in valuation allowance (as a percent)	(24.00%)	2.00%	2.00%
Effective EIT rate (as a percent)	(29.00%)	19.00%	41.00%